Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a.On December 31, 2024, the Company acquired from Teekay the Acquired Operations, including (a) Teekay's Australian operations for a purchase price of $65.0 million plus a related working capital adjustment of $15.9 million and (b) all of Teekay's management service companies not previously owned by the Company for a purchase price of $17.3 million, which was the net working capital value of the entities being transferred to the Company. As part of the acquisition, Teekay transferred to the Company its $6.0 million supplemental retirement defined contribution plan liability, which relates to the management service companies included in the Acquired Operations. This liability was deducted from the total $98.2 million purchase price for Teekay's Australian operations and Teekay's management service companies, resulting in a net consideration of $92.2 million paid to Teekay (see note 3).

b.The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay Services Limited (or the Manager) and certain affiliates which were previously owned by Teekay and were subsequently acquired by the Company as part of the Company's acquisition of the Acquired Operations on December 31, 2024. The Manager provides various services under a long-term management agreement (or the Management Agreement), as disclosed below. Subsequent to the Company's acquisition of the Acquired Operations, any services provided by the Manager to the Company will be eliminated on consolidation and not disclosed in the Company's consolidated financial statements. In addition to the Management Agreement, the Company and its subsidiaries have entered into management services agreements with Teekay and its affiliates pursuant to which the Manager provides services to Teekay and its affiliates in return for a management fee paid to the Manager by Teekay. Amounts (paid) received by the Company for related party transactions for the periods indicated below were as follows:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Entities under Common Control (note 3)
Strategic and administrative service fees (i)	(37,018)	(35,218)	(31,280)
Management fee revenues (ii) (iii)	8,319	7,953	13,944
Restructuring charges (iii) (note 16)	(5,632)	(449)	(9,922)
(i)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses in the Company’s consolidated statements of income. The Company’s executive officers are employees of the Entities under Common Control, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by the Entities under Common Control.
(ii)The Company receives management fees from Teekay for time spent on Teekay matters by employees of the Entities under Common Control.
(iii)The Company incurred restructuring charges of $5.6 million during the year ended December 31, 2024 in relation to changes made to certain members of the senior management team which were employed by the Entities under Common Control. The Company incurred restructuring charges of $0.4 million during the year ended December 31, 2023 in relation to organizational changes made to its commercial team employed by the Entities under Common Control. The Company incurred restructuring charges of $9.9 million during the year ended December 31, 2022 primarily related to the reorganization and realignment of resources of the Company's shared service functions and the separation of information technology systems associated with the Entities under Common Control following divestments by Teekay related to Teekay LNG Partners L.P. (now known as Seapeak LLC) in January 2022. For the year ended December 31, 2022, $8.1 million of these costs were recovered from Teekay and Teekay LNG and were recorded as part of revenues in the consolidated statement of income.
c.Teekay and its subsidiaries may collect certain cash receipts and remit payments for certain expenses incurred by the Company. Such amounts, which are presented on the Company's consolidated balance sheets in "due from affiliates" or "due to affiliates", as applicable, are without interest or stated terms of repayment.